Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses ("NOL")	$ 370,184	$ 357,721
Less: valuation allowance	(321,125)	(318,572)
Deferred tax assets	$ 49,059	$ 39,149